Reverse Recapitalization - Schedule of Company’s Ordinary Shares Issued and Outstanding (Details)	6 Months Ended
Sep. 30, 2025 shares
Schedule of Company’s Ordinary Shares Issued and Outstanding [Abstract]
RFAC’s common stock outstanding prior to Reverse Recapitalization	4,276,394
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of GCL Global’s ordinary shares	120,000,000
Minus ordinary share placed in escrow:
Bonus Shares in connection with convertible note (See Note 16)	(2,201,665)
Issuance of ordinary shares in connection with long-term investment in Nekcom Inc. (“Nekcom”) (See Note 6)	(2,126,729)
Rounding	(22)
Total ordinary share issued and outstanding	121,947,978